13F-HR
<SEQUENCE>1
<FILENAME>ais13f063012.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number: 028-14480
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	August 14, 2012
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	324,778

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Alliance/Bernst COM	01881E101       279   33487      SH          SOLE            0    0   33487
Altria Group	COM     02209S103       422   12205.497  SH	     SOLE	     0    0   12205.497
Apache Corp.	COM	037411105	329    3739.551  SH	     SOLE	     0    0    3739.551
Apple Inc	COM	037833100       771    1321      SH          SOLE	     0	  0    1321
Applied Mater.	COM	038222105	339   29577.208  SH	     SOLE	     0    0   29577.208
Archer Daniels	COM	039483102	349   11826.187  SH	     SOLE	     0    0   11826.187
AT&T Inc.	COM	00206R102       458   12832.768  SH 	     SOLE            0    0   12832.768
Best Buy	COM	086516101	279   13288.779	 SH	     SOLE	     0    0   13288.779
Bunge Ltd.	COM	G16962105	376    5989.042	 SH	     SOLE	     0    0    5989.042
Chevron Corp	COM	166764100       831    7879.469	 SH          SOLE            0    0    7879.469
Cincinnati Fin. COM	172062101	445   11693.619	 SH	     SOLE	     0    0   11693.619
Cisco Sys	COM	17275R102       290   16901.44	 SH	     SOLE	     0    0   16901.44
Coca Cola Co	COM	191216100       312    3991.342  SH          SOLE	     0	  0    3991.342
Conoco Phillips	COM	20825C104	403    7213.256  SH	     SOLE	     0	  0    7213.256
Corning Inc.	COM	219350105	319   24673.258	 SH	     SOLE	     0	  0   24673.258
Diamond Offsh.	COM	25271C102	334    5649.904  SH	     SOLE	     0    0    5649.904
Eli Lilly & Co.	COM	532457108	390    9094.558	 SH	     SOLE	     0	  0    9094.558
Entergy Corp.	COM	29364G103	330    4863.799	 SH	     SOLE	     0	  0    4863.799
Exxon Mobil 	COM	30231G102       707    8261      SH          SOLE	     0    0    8261
Facebook	COM	30303m102	210    6755	 SH	     SOLE	     0	  0    6755
Ford Motor	COM	345370860	380   39595.673	 SH	     SOLE	     0	  0   39595.673
Freeport McMor.	COM	35671D857	321    9412.746	 SH	     SOLE	     0	  0    9142.746
General Dyn.	COM	369550108	338    5128.673  SH	     SOLE	     0    0    5128.673
GE		COM	369604103      8731  418976.75   SH          SOLE	     0    0  418976.75
Greenhaven Commodity	395258106      8502  299790      SH          SOLE            0    0  299790
Gug Russ MCP Equal	78355W577     15523  477940	 SH	     SOLE	     0	  0  477940
Gug S&P 500 Equal	78355W106     38976  787076.38	 SH	     SOLE	     0	  0  787076.38
Halliburton	COM	406216101       343   12071.133	 SH	     SOLE	     0	  0   12071.133
Hess Corp.	COM	42809H107	258    5927.467	 SH	     SOLE	     0	  0    5927.467
Hewlett Packard	COM	428236103	277   13792.499	 SH	     SOLE	     0	  0   13792.499
Humana Inc.	COM	444859102	475    6127.491	 SH	     SOLE	     0	  0    6127.491
Intel Corp.	COM	458140100	471   17688.849	 SH	     SOLE	     0	  0   17688.849
IBM		COM	459200101       405    2070      SH          SOLE	     0    0    2070
iShares Barclys 1-3YrCr	464288646     32173  307256.11   SH          SOLE	     0    0  307256.11
iShares Barclys Agg Bnd	464287226	740    6653	 SH	     SOLE	     0	  0    6653
iShares Barclys Sh Trea	464288679       937    8506      SH          SOLE	     0    0    8506
iShares Barclys Tips BD	464287176     33786  282252.31   SH          SOLE	     0    0  282252.31
iShares Barclys 1-3Yr	464287457       994   11785      SH          SOLE	     0    0   11785
iShares DJ US Real Est	464287739       481    7529      SH          SOLE	     0    0    7529
iShares DJ US Energy	464287796	214    5588	 SH	     SOLE	     0	  0    5588
iShares IBOXX Inv CPBD	464287242     24092  204881.01   SH          SOLE	     0    0  204881.01
iShares High Yld Corp	464288513       424    4648.844  SH          SOLE	     0    0    4648.844
iShares S&P Midcap 400	464287507      1696   18012.5    SH          SOLE	     0    0   18012.5
iShares MSCI EAFE Index	464287465       717   14360      SH          SOLE	     0    0   14360
iShares MSCI Emerg Mkt	464287234       655   16745      SH          SOLE	     0    0   16745
iShares S&P 500 Index	464287200       435    3183.645  SH          SOLE	     0    0    3183.645
iShares S&P Asia 50 Idx	464288430       356    8595.909  SH          SOLE	     0    0    8595.909
iShares S&P MC 400 VL	464287705       273    3350      SH          SOLE	     0    0    3350
iShares Nat'l Muni Bond	464288414	206    1871	 SH	     SOLE	     0	  0    1871
iShares S&P SMLCP Grwth	464287887       341    4219      SH          SOLE	     0    0    4219
iShares S&P SMLCP VL	464287879     11074  148986.73   SH          SOLE	     0    0  148986.73
iShares US PFD Stock    464288687       505   12927.256  SH          SOLE            0    0   12927.256
Lockheed Martin	COM	539830109	400    4595.068	 SH	     SOLE	     0	  0    4595.068
Marathon Petro.	COM	56585A102	384    8549.199  SH	     SOLE            0    0    8549.199
MKTVEC Intermed. Muni 	57060U845       282   12124.208  SH          SOLE	     0    0   12124.208
MKTVEC Short Muni Idx	57060U803       521   29320      SH          SOLE	     0    0   29320
Microsoft Corp. COM     594918104       600   19601.977  SH          SOLE            0    0   19601.977
Northrop Grum.	COM	666807102	375    5879.685	 SH	     SOLE	     0	  0    5879.685
Parker Hannifin	COM	701094104       333    4326.68   SH          SOLE	     0    0    4326.68
Peabody Energy	COM	704549104	269   10961.101	 SH	     SOLE	     0	  0   10961.101
Pepsico Inc	COM	713448108       297    4205 	 SH          SOLE	     0    0    4205
Pfizer Inc.	COM	717081103	215    9364.893	 SH	     SOLE	     0	  0    9364.893
Philip Morris	COM	718172109       449    5142.239	 SH	     SOLE	     0    0    5142.239
Powershares DB Cmdty	73935S105      1033    40111     SH          SOLE	     0    0   40111
Powershares US 1500	73935X567	213	3294.239 SH	     SOLE	     0	  0    3294.239
Proctor Gamble	COM     742718109      3262   53260      SH          SOLE	     0    0   53260
Raytheon Co.	COM	755111507	423    7472.053	 SH	     SOLE	     0	  0    7472.053
SPDR Global RE          78463X749     16002  403378.95   SH          SOLE            0    0  403378.95
SPDR Gold Trust		78463v107       222    1433	 SH	     SOLE	     0    0    1433
SPDR High Yld		78464A417     16129  408754.21   SH          SOLE	     0    0  408754.21
The Mosaic Co.	COM	61945C103	335    6114.941	 SH	     SOLE	     0	  0    6114.941
UPS Class B	COM     911312106       931   11817      SH          SOLE            0    0   11817
Valero Energy	COM	91913Y100       429   17767.354	 SH	     SOLE	     0	  0   17767.354
Vanguard Intl Equity	922042775      4693  114525.5    SH          SOLE	     0    0  114525.5
Vanguard MSCI Ermg Mkt	922042858     19342  484389.09   SH          SOLE	     0    0  484389.09
Vanguard MSCI Europe	922042874       429   10008      SH          SOLE	     0    0   10008
Vanguard MSCI Pacific	922042866     11987  239164.92   SH          SOLE	     0    0  239164.92
Vanguard MSCI SCAP Grw	922908595     10687  127577.1    SH          SOLE	     0    0  127577.1
Vanguard REIT ETF	922908553      2078   31766.598  SH          SOLE	     0    0   31766.598
Vanguard SCAP Value	922908611      1289   18901.159  SH          SOLE	     0    0   18901.159
Vanguard Total BD Mkt	921937835      1241   14712.5    SH          SOLE	     0    0   14712.5
Vanguard Stock Mkt ETF	922908769     21228  304558      SH          SOLE	     0    0  304558
Wal-Mart	COM	931142103       208    2979	 SH	     SOLE	     0	  0    2979
WeyerHaeuser 	COM	962166104	424   18957.51	 SH	     SOLE	     0	  0   18957.51
WisdomTree Div. Fund	97717W406     12421  230790.36   SH          SOLE            0    0  230790.36
xerox Corp. 	COM	984121103	332   42185.811	 SH	     SOLE	     0	  0   42185.811
YUM! Brands Inc	COM	988498101      2043   31721.104  SH          SOLE	     0    0   31721.104